Property and Equipment - Schedule of Depreciation and Amortization (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 14, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Depreciation and amortization				$ 5,286	$ 4,510
Successor [Member]
Depreciation and amortization	$ 269
Predecessor [Member]
Depreciation and amortization		$ 1,058	$ 1,347